11. SECURED CONVERTIBLE DEBENTURE, NET OF DEBT DISCOUNT	12 Months Ended
Jun. 30, 2014
Secured Convertible Debenture Net Of Debt Discount
11. SECURED CONVERTIBLE DEBENTURE, NET OF DEBT DISCOUNT

In fiscal 2012 and 2013, the Company realized gross proceeds of $7,500 ($2,250 in December 2011, $4,000 in October 2012 and $1,250 in March 2013) from the sale of its 6.0% Secured Convertible Debentures. In fiscal 2014, the Company realized gross proceeds of $2,354 ($1,080 in November 2013, $870 in March 2014 and $404 in June 2014) from the sale of additional 6.0% Secured Convertible Debentures, due March 31, 2016, and warrants to purchase 5,885,000 shares of Common Stock on or before March 31, 2018 to eleven accredited investors. The fiscal 2014 debentures have a conversion price of $0.06 per share.

In conjunction with the dilutive issuance of the fiscal 2014 debentures and shares issued in connection with the satisfaction of payables, purchase of technology, prepaid consulting fees, a reduction in cash based salaries and related party marketing fees, the conversion price of fiscal 2012 and 2013 debentures is reduced from $0.17 to $0.13 per share. Additionally the associated warrants exercise price is reduced from $0.21 to $0.15 per share.

Secured convertible debentures, net of debt discount, consist of the following:

	June 30, 2014	June 30, 2013
Convertible Debentures	$9,854	$7,500
Debt discount	(3,926)	(4,896)
	$5,928	$2,604

As of June 30, 2014, the current and non-current portions of the secured convertible debentures, net of debt discount were $5,000 and $928, respectively. Debt discount of $9,854 is being amortized over the life of the Debentures and is included in interest expense in the accompanying consolidated statement of operations.

The March and June 2014 Debentures are subject to a registration rights agreement and the Company has until December 31, 2014 to file. If the Company does not file by this date, it may be subject to default penalties. The March 2013 and November 2013 Debentures are also subject to a registration rights agreement. The Company had until March 31, 2014 to file the registration statement but failed to do so and is subject to default penalties.

Aggregate annual principal payments for the secured convertible debentures are as follows:

Period Ending June 30,
2015	$6,250
2016	3,604
$9,854